Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Leasehold improvements	58,932,840	63,818,864	10,014,572
Furniture, fixtures and equipment	29,236,780	25,752,267	4,041,093
Motor vehicles	3,701,461	3,701,461	580,840
Total	91,871,081	93,272,592	14,636,505
Accumulated depreciation	(74,777,244)	(78,656,883)	(12,342,981)
Property and equipment, net	17,093,837	14,615,709	2,293,524

Depreciation expense was RMB20,659,686, RMB12,172,802 and RMB7,342,946 for the years ended December 31, 2019, 2020 and 2021, respectively.